AFS Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 121,725	$ 175,463
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	5,268
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	24,182
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	31,235
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	61,040
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, fair value	113,594	177,244
Available-for-sale, fair value, remaining contractual maturity, due within one year	5,164
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	23,631
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	29,185
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 55,614
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	2.57%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	1.87%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.90%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	2.41%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	3.38%
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 47,536	39,668
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	4,046
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	21,094
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	20,884
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	1,512
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, fair value	45,285	39,661
Available-for-sale, fair value, remaining contractual maturity, due within one year	3,945
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	20,576
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	19,326
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 1,438
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	1.09%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	1.19%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.55%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	1.59%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.44%
Non-U.S. government securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 162	71
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	1
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	137
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	24
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, fair value	162	71
Available-for-sale, fair value, remaining contractual maturity, due within one year	1
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	137
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	24
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.49%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	5.10%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	3.62%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	2.71%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	0.00%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 10,958	16,618
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	1,139
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	2,471
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	4,866
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	2,482
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, fair value	10,445	16,917
Available-for-sale, fair value, remaining contractual maturity, due within one year	1,138
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	2,455
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	4,513
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 2,339
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.46%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	4.06%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	3.43%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	3.16%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	3.80%
Federal agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 53,302	104,661
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	1
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	277
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	856
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	52,168
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, fair value	48,137	105,886
Available-for-sale, fair value, remaining contractual maturity, due within one year	1
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	264
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	799
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 47,073
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.26%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	3.33%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	1.90%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	2.48%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	3.28%
Non-agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 3,423	4,515
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	71
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	3,352
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, fair value	3,284	4,532
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	0
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	65
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 3,219
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	4.58%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	3.31%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	4.61%
Collateralized loan obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 4,071	5,713
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	3,668
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	403
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, fair value	3,981	5,708
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	0
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	3,592
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 389
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	5.53%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	5.53%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	5.54%
Other debt securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 2,273	4,217
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	81
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	203
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	866
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	1,123
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, fair value	2,300	$ 4,469
Available-for-sale, fair value, remaining contractual maturity, due within one year	79
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	199
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	866
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 1,156
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	5.13%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	5.16%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	5.73%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.47%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	5.52%